UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of September 30, 2014

Shares		Value (000)

	COMMON STOCK — 99.6%
Consumer Discretionary — 21.7%
6,227	Amazon.com*	$2,008
18,560	Discovery Communications Ser A*	702
18,520	Discovery Communications Ser C*	690
19,729	Michael Kors Holdings*	1,408
1,709	priceline.com*	1,980
4,969	Tesla Motors*	1,206
21,606	TJX	1,278
23,859	Tractor Supply	1,468

		10,740

Energy — 5.9%
54,700	Cabot Oil & Gas	1,788
20,208	FMC Technologies*	1,098

		2,886

Health Care — 27.0%
9,617	Alexion Pharmaceuticals*	1,595
5,533	Biogen Idec*	1,830
33,557	Bristol-Myers Squibb	1,718
18,400	Celgene*	1,744
8,369	Gilead Sciences*	891
10,610	Illumina*	1,739
14,392	Pharmacyclics*	1,690
19,215	Vertex Pharmaceuticals*	2,158

		13,365

Industrials — 6.3%
41,848	Fastenal	1,879
5,138	Precision Castparts	1,217

		3,096

Information Technology — 35.6%
1,853	Alibaba Group Holding*	165
31,150	ARM Holdings PLC	1,361
8,175	Baidu*	1,784
31,521	Cognizant Technology Solutions*	1,411
23,676	Facebook*	1,871
10,398	LinkedIn*	2,160
9,350	MercadoLibre	1,016
30,754	Salesforce.com*	1,769
27,746	Splunk*	1,536
23,010	Twitter*	1,187
8,613	Visa	1,838
15,952	VMware*	1,497

		17,595

Materials — 3.1%
13,700	Monsanto	1,541

TOTAL COMMON STOCK (Cost $44,220)		49,223

	SHORT-TERM INVESTMENT (A) — 0.8%
398,997	Dreyfus Cash Management Fund, Institutional Shares, 0.040% (Cost $399)	399

TOTAL INVESTMENTS (Cost $44,619†) —100.4%		$49,622

Percentages are based on Net Assets of $49,438 ($ Thousands).

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of September 30, 2014.

†	At September 30, 2014, the tax basis cost of the Fund’s investments was $44,619, and the unrealized appreciation and depreciation were $6,143 and $(1,140) respectively.

PLC — Public Liability Company.

Ser — Series.

September 30, 2014	www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of September 30, 2014

Cost figures are shown in thousands.

As of September 30, 2014, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended September 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

September 30, 2014	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of September 30, 2014

Shares		Value (000)

	COMMON STOCK — 97.4%
Consumer Discretionary — 8.5%
24,570	Comcast	$1,321
2,600	Hanesbrands	279
10,240	Home Depot	939
11,145	Macy’s	649
7,960	McDonald’s	755
3,150	Time Warner	237
5,960	VF	394

		4,574

Consumer Staples — 11.1%
17,295	Altria Group	795
2,370	Anheuser-Busch InBev NV	263
11,355	Coca-Cola Co.	484
8,850	CVS	704
7,670	General Mills	387
5,625	Kimberly-Clark	605
4,590	Kraft Foods Group	259
13,300	Philip Morris International	1,109
10,950	Procter & Gamble	917
6,025	Wal-Mart Stores	461

		5,984

Energy — 10.4%
5,685	BP PLC	250
7,300	Chevron	871
9,500	ConocoPhillips	727
11,160	Exxon Mobil	1,050
4,880	Kinder Morgan	187
6,550	Occidental Petroleum	630
6,290	Phillips 66	511
7,700	Royal Dutch Shell PLC ADR	586
8,000	Schlumberger	813

		5,625

Financials — 17.8%
4,705	ACE	493
5,425	American Express	475
2,425	BlackRock	796
4,225	Chubb	385
5,925	CME Group	474
7,200	Duke Realty ‡	124
22,970	JPMorgan Chase	1,384
13,000	Marsh & McLennan	680
12,745	MetLife	685
6,185	Northern Trust	421
6,345	PNC Financial Services Group	543
2,140	Public Storage ‡	355
1,815	Simon Property Group ‡	298
4,260	T Rowe Price Group	334
19,685	US Bancorp	823
25,635	Wells Fargo	1,330

		9,600

Health Care — 14.0%
18,500	AbbVie	1,069
9,000	Amgen	1,264
1,760	Covidien PLC	152
14,475	Johnson & Johnson	1,543
4,275	Medtronic	265
23,200	Merck	1,375
44,500	Pfizer	1,316
15,985	Roche Holding AG	589

		7,573

Industrials — 10.4%
7,400	Boeing	943
6,630	Dover	533
4,685	Emerson Electric	293
9,685	Honeywell International	902

September 30, 2014	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of September 30, 2014

Shares		Value (000)
Industrials — (continued)
3,400	Illinois Tool Works	$287
3,565	Parker Hannifin	407
9,530	Raytheon	968
5,885	United Parcel Service	578
2,875	United Technologies	304
8,085	Waste Management	384

		5,599

Information Technology — 14.4%
12,065	Apple	1,216
7,375	Automatic Data Processing	613
26,155	Cisco Systems	658
19,560	EMC	572
33,000	Intel	1,149
4,848	International Business Machines	920
7,375	Kla-Tencor	581
33,825	Microsoft	1,568
10,000	Texas Instruments	477

		7,754

Materials — 3.6%
9,770	EI du Pont de Nemours	701
4,485	LyondellBasell Industries NV	487
2,300	Sherwin-Williams	504
6,755	Sonoco Products	265

		1,957

Telecommunication Services — 3.1%
33,100	Verizon Communications	1,655

Utilities — 4.1%
5,600	American Electric Power	292
9,525	CMS Energy	282
4,210	Dominion Resources	291
3,475	Duke Energy	260
3,115	NextEra Energy	293
6,210	Northeast Utilities	275
2,600	Sempra Energy	274
6,140	Wisconsin Energy	264

		2,231

TOTAL COMMON STOCK (Cost $36,223)		52,552

	PREFERRED STOCK — 0.5%
Financials — 0.5%
13,300	Fifth Third Bancorp, 8.50% (Cost $234)	267

	SHORT-TERM INVESTMENT (A) — 1.7%
906,421	Dreyfus Cash Management Fund, Institutional Shares, 0.040% (Cost $906)	906

TOTAL INVESTMENTS (Cost $37,363†) — 99.6%		$53,725

Percentages are based on Net Assets of $53,949 (000).

‡	Real Estate Investment Trust

(A)	The rate shown is the 7-day effective yield as of September 30, 2014.

†	At September 30, 2014, the tax basis cost of the Fund’s investments was $37,363, and the unrealized appreciation and depreciation were $16,494 and $(132) respectively.

Cost figures are shown in thousands.

ADR — American Depositary Receipt

PLC — Public Limited Company

As of September 30, 2014, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

September 30, 2014	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of September 30, 2014

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

September 30, 2014	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2014

Face Amount (000)		Value (000)

	CORPORATE OBLIGATIONS — 62.6%
Banks — 4.4%
	Bank of Oklahoma
$500	0.924%, 05/15/17 (A)	$499
	Barclays Bank PLC
500	6.750%, 05/22/19	594
	Citigroup
520	6.000%, 08/15/17	583
	Goldman Sachs Group MTN
500	7.500%, 02/15/19	596
	JPMorgan Chase
450	3.150%, 07/05/16	466
	US Bancorp MTN
500	3.000%, 03/15/22	498

		3,236

Consumer Discretionary — 7.4%
	Anheuser-Busch InBev Finance
425	1.250%, 01/17/18	417
	Anheuser-Busch InBev Worldwide
160	7.750%, 01/15/19	193
	AutoZone
250	4.000%, 11/15/20	265
	Comcast
550	3.600%, 03/01/24	559
	DIRECTV Holdings LLC
775	3.800%, 03/15/22	788
	Dollar General
500	1.875%, 04/15/18	482
	Ford Motor Credit LLC
500	2.375%, 03/12/19	495
	Home Depot
700	5.875%, 12/16/36	862
	Johnson Controls
500	4.250%, 03/01/21	535
	McDonald’s MTN
350	1.875%, 05/29/19	347
	Target
525	2.300%, 06/26/19	526

		5,469

Consumer Staples — 4.9%
	Campbell Soup
500	4.250%, 04/15/21	537
	Coca-Cola
200	2.450%, 11/01/20	201
	Colgate-Palmolive MTN
900	1.950%, 02/01/23	836
	ConAgra Foods
250	1.900%, 01/25/18	248
	Genentech
1,000	4.750%, 07/15/15	1,034
	Hershey
250	2.625%, 05/01/23	242
	Teva Pharmaceutical Finance BV
500	2.400%, 11/10/16	513

		3,611

Energy — 7.6%
	BP Capital Markets PLC
265	3.814%, 02/10/24	268

September 30, 2014	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2014

Face Amount (000)		Value (000)

Energy — (continued)
	Cameron International
$375	4.500%, 06/01/21	$401
	Devon Energy
400	6.300%, 01/15/19	463
	Halliburton
1,000	6.150%, 09/15/19	1,177
	Hess
400	8.125%, 02/15/19	493
	Kinder Morgan Energy Partners
500	9.000%, 02/01/19	623
	Murphy Oil
625	2.500%, 12/01/17	635
	Occidental Petroleum
375	2.700%, 02/15/23	360
	ONEOK Partners
500	3.200%, 09/15/18	518
	Schlumberger Investment SA
400	3.650%, 12/01/23	414
	Valero Energy
275	6.625%, 06/15/37	328

		5,680

Financials — 14.8%
	Aflac
1,000	8.500%, 05/15/19	1,266
	American International Group
120	2.300%, 07/16/19	119
	Aon
500	3.125%, 05/27/16	517
	Bank of America
750	2.600%, 01/15/19	749
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	540
	Branch Banking & Trust
400	1.000%, 04/03/17	397
	General Electric Capital MTN
600	1.234%, 03/15/23 (A)	602
	Lincoln National
500	8.750%, 07/01/19	637
	Marsh & McLennan
465	9.250%, 04/15/19	602
	MetLife
1,000	6.817%, 08/15/18	1,173
	Morgan Stanley MTN
500	5.750%, 10/18/16	544
500	0.684%, 10/18/16 (A)	501
	Principal Financial Group
650	8.875%, 05/15/19	825
	Prudential Financial MTN
320	7.375%, 06/15/19	390
	Royal Bank of Canada MTN
500	2.150%, 03/15/19	501
	State Street
425	4.956%, 03/15/18	462
	Toyota Motor Credit MTN
500	1.375%, 01/10/18	496
	Ventas Realty
415	2.700%, 04/01/20 ‡	408
	Wells Fargo
300	2.150%, 01/15/19	300

		11,029

September 30, 2014	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2014

Face Amount (000)		Value (000)

Health Care — 8.1%
	Amgen
$350	5.700%, 02/01/19	$398
520	2.200%, 05/22/19	515
	AstraZeneca PLC
1,000	5.900%, 09/15/17	1,126
	Becton Dickinson and
500	3.125%, 11/08/21	512
	Celgene
250	3.250%, 08/15/22	248
	Cigna Corp
600	8.500%, 05/01/19	755
	Gilead Sciences
875	3.050%, 12/01/16	911
	Merck Sharp & Dohme
750	5.000%, 06/30/19	845
	UnitedHealth Group
700	2.875%, 03/15/22	696

		6,006

Industrials — 2.1%
	Caterpillar
500	7.900%, 12/15/18	614
	Emerson Electric
500	2.625%, 02/15/23	481
	Raytheon
475	2.500%, 12/15/22	455

		1,550

Information Technology — 5.9%
	Affiliated Computer Services
500	5.200%, 06/01/15	515
	eBay
110	4.000%, 07/15/42	96
	EMC
250	1.875%, 06/01/18	248
	Ingram Micro
170	5.000%, 08/10/22	177
	Intel
550	3.300%, 10/01/21	566
	International Business Machines
1,000	8.375%, 11/01/19	1,290
	Microsoft
500	3.625%, 12/15/23	523
	Symantec
500	4.200%, 09/15/20	517
	Texas Instruments
500	1.000%, 05/01/18	488

		4,420

Materials — 4.0%
	BHP Billiton Finance
950	5.250%, 12/15/15	1,003
	Mosaic
500	5.625%, 11/15/43	558
10	3.750%, 11/15/21	10
	Praxair
500	2.200%, 08/15/22	472
	Rio Tinto Finance USA
750	9.000%, 05/01/19	961

		3,004

September 30, 2014	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2014

Face Amount (000)		Value (000)

Telecommunication Services — 1.0%
	AT&T
$305	5.500%, 02/01/18	$341
	Verizon Communications
375	2.625%, 02/21/20 (B)	370

		711

Transportation — 1.5%
	Burlington Northern Santa Fe LLC
625	4.450%, 03/15/43	621
	Continental Airlines
448	9.000%, 07/08/16	493

		1,114

Utilities — 0.9%
	CenterPoint Energy
350	5.950%, 02/01/17	386
	Duke Energy
250	1.625%, 08/15/17	251

		637

TOTAL CORPORATE OBLIGATIONS (Cost $45,018)		46,467

U.S. TREASURY OBLIGATIONS — 17.2%
	U.S. Treasury Bond
700	7.250%, 05/15/16	776
800	6.000%, 02/15/26	1,068
500	5.375%, 02/15/31	662
500	4.750%, 02/15/37	639
1,350	4.500%, 08/15/39	1,675
335	3.750%, 08/15/41	372
1,000	3.625%, 08/15/43	1,081
1,000	2.875%, 05/15/43	937
	U.S. Treasury Note
275	3.750%, 11/15/18	299
350	3.625%, 02/15/21	382
625	3.125%, 10/31/16	657
500	3.125%, 01/31/17	527
600	2.875%, 03/31/18	631
405	2.625%, 04/30/16	419
1,000	2.375%, 02/28/15	1,010
500	2.375%, 07/31/17	519
750	2.125%, 05/31/15	760
325	1.375%, 02/28/19	321

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,075)		12,735

MUNICIPAL BONDS — 8.4%
	California State, Educational Facilities Authority, Build America Bonds, Ser B, RB
225	2.250%, 10/01/21	211
	California State, GO
1,000	7.950%, 03/01/36	1,220
560	6.509%, 04/01/39	657
	Hawaii State, Build America Bonds, GO
100	5.330%, 02/01/26	118
	Houston, Independent School District, GO
250	6.125%, 02/15/28	283
	Hudson County, Improvement Authority, RB, AGM Insured
575	7.400%, 12/01/25	694

September 30, 2014	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2014

Face Amount (000)/Shares		Value (000)
Municipal — (continued)
	Maryland State, Transportation Authority, RB
$500	5.788%, 07/01/29	$604
	Napa Valley Unified School District, GO
225	6.507%, 08/01/43	293
	New York City, GO
300	6.268%, 03/01/31	342
	Rutgers The State, University of New Jersey, RB, GO OF UNIV Insured
500	3.896%, 05/01/20	529
	St. Louis School District, Qualified School Construction Boards, GO
1,070	6.100%, 04/01/25	1,294

TOTAL MUNICIPAL BONDS (Cost $5,941)		6,245

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.8%
	FHLB
1,100	5.125%, 03/10/17	1,208
475	4.750%, 03/10/23	545
1,000	4.125%, 03/13/20	1,095
1,100	3.750%, 12/14/18	1,191
	FHLMC
875	8.250%, 06/01/16	983

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,855)		5,022

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 2.7%
	FHLMC, Ser E01488
175	5.000%, 10/01/18	185
	FHLMC, Ser G12710
188	5.500%, 07/01/22	199
	FNMA, Ser 2003-33, Cl AB
257	3.750%, 03/25/33	263
	FNMA, Ser 2003-58, Cl D
99	3.500%, 07/25/33	102
	FNMA, Ser 2013-92, Cl MT
113	4.000%, 07/25/41	120
	FNMA, Ser 889958
85	5.000%, 10/01/23	93
	GNMA, Ser 2011-112, Cl JP
599	2.000%, 02/20/40	599
	GNMA, Ser 2013-109, Cl GA
472	3.500%, 07/16/43	474

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $2,016)		2,035

	NON-AGENCY MORTGAGE-BACKED OBLIGATION (A) — 1.1%
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
887	1.880%, 04/25/32 (Cost $801)	839

SHORT-TERM INVESTMENT (C) — 0.3%
	Dreyfus Cash Management Fund, Institutional Shares,
207,207	0.040% (Cost $207)	207

TOTAL INVESTMENTS (Cost $70,913†) — 99.1%		$73,550

Percentages are based on Net Assets of $74,230(000).

‡	Real Estate Investment Trust

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on September 30, 2014. The maturity date shown is the final maturity date.

September 30, 2014	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2014

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutions. At September 30, 2014, these securities amounted to $370($ Thousands), representing 0.50% of net assets of the Fund.

(C)	The rate shown is the 7-day effective yield as of September 30, 2014.

†	At September 30, 2014, the tax basis cost of the Fund’s investments was $70,913, and the unrealized appreciation and depreciation were $2,995 and $(358) respectively.

Cost figures are shown in thousands.

AGM — Assured Guaranty Municipal Corp.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

LLC — Limited Liability Corporation

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$46,467	$—	$46,467
U.S. Treasury Obligations	—	12,735	—	12,735
Municipal Bonds	—	6,245	—	6,245
U.S. Government Agency
Obligations	—	5,022	—	5,022
U.S. Government Mortgage-
Backed Obligations	—	2,035	—	2,035
Non-Agency Mortgage-Backed
Obligation	—	839	—	839
Short-Term Investment	207	—	—	207

Total Investments in Securities	$207	$73,343	$—	$73,550

For the period ended September 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

September 30, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2014

Face Amount (000)		Value (000)

	MUNICIPAL BONDS — 98.9%
Alabama — 0.2%
	Huntsville, Electric System Revenue, RB
$225	5.250%, 12/01/29	$265

Alaska — 0.8%
	Alaska Municipal Bond Bank Authority, Ser 3, RB, Bond Bank Moral Obligation Insured
1,000	5.000%, 09/01/22	1,174

Arkansas — 0.4%
	Little Rock, Sewer Revenue, RB
500	5.000%, 08/01/20	585

California — 4.0%
	California State, GO
200	5.000%, 02/01/21	239
500	5.000%, 10/01/24	613
420	5.000%, 11/01/32	483
1,000	5.000%, 04/01/38	1,097
170	4.500%, 03/01/21	195
150	4.500%, 08/01/30	160
	California State, Health Facilities Financing Authority, Stanford Hospital, Ser B, RB
1,000	5.000%, 11/15/25	1,137
	Sonoma County, Junior College District, GO
1,000	5.000%, 08/01/27	1,193
	University of California, Ser AF, RB
1,000	5.000%, 05/15/36	1,143

		6,260

Florida — 0.7%
	Jacksonville, Capital Improvement Revenue Funding, RB
1,000	5.000%, 10/01/30	1,154

Hawaii — 81.5%
	Hawaii County, Ser A, GO
500	5.000%, 09/01/20	596
1,000	5.000%, 07/15/22	1,139
250	5.000%, 09/01/22	302
500	4.000%, 03/01/22	546
	Hawaii County, Ser A, GO, AMBAC Insured
1,000	5.000%, 07/15/15	1,038
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	242
	Hawaii Department of Budget & Finance State, Sub-Ser, RB
4,050	6.500%, 07/01/39	4,694
	Hawaii State, Airport System Authority, RB, AGM Insured
1,000	5.250%, 07/01/27	1,151
	Hawaii State, Airport System Authority, Ser A, RB
375	5.250%, 07/01/21	444
250	5.250%, 07/01/23	294
2,500	5.250%, 07/01/27	2,877
900	5.250%, 07/01/30	1,025
1,250	5.000%, 07/01/22	1,457
	Hawaii State, Airport System Authority, RB, AMT
2,000	5.000%, 07/01/24	2,273
1,500	4.125%, 07/01/24	1,619
1,000	3.000%, 07/01/17	1,059
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, Radian Insured
1,000	5.000%, 01/01/26	1,012

September 30, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2014

Face Amount (000)		Value (000)
Hawaii — 81.5% (continued)
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
$425	6.000%, 07/01/33	$506
1,000	4.625%, 07/01/21	1,102
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser B, RB
225	5.000%, 07/01/18	254
335	4.000%, 07/01/16	353
55	3.000%, 07/01/19	57
	Hawaii State, Department of Budget & Finance, RB
300	3.600%, 11/15/20	304
300	3.350%, 11/15/19	304
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
2,000	5.000%, 11/01/31	2,133
110	4.250%, 11/01/26	114
	Hawaii State, Department of Transportation, RB, AMT
1,525	5.000%, 08/01/21	1,796
1,000	5.000%, 08/01/27	1,128
	Hawaii State, Harbor System Revenue, Ser A, RB
100	5.000%, 07/01/25	112
1,125	4.250%, 07/01/21	1,251
	Hawaii State, Harbor System Revenue, Ser B, RB, AMT, AGM Insured
500	5.000%, 01/01/23	501
	Hawaii State, Highway Authority, RB
500	5.750%, 01/01/28	577
605	5.500%, 07/01/18	705
1,000	5.500%, 01/01/25	1,144
	Hawaii State, Highway Authority, RB, BHAC Insured
550	4.750%, 01/01/22	612
	Hawaii State, Highway Authority, Ser A, RB
700	5.000%, 01/01/31	802
	Hawaii State, Highway Authority, Ser A, RB, AGM Insured
500	5.000%, 07/01/19, Pre-Refunded @ 100 (A)	518
1,000	5.000%, 07/01/21, Pre-Refunded @ 100 (A)	1,036
	Hawaii State, Highway Authority, Ser B, RB, AGM Insured
1,250	5.250%, 07/01/18	1,449
1,600	5.250%, 07/01/19	1,902
500	5.000%, 07/01/16 , Pre-Refunded @ 100 (A)	518
	Hawaii State, Housing Finance & Development, Halelauwila Place Project, Ser A, RB
700	0.700%, 12/01/15	700
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	212
115	3.750%, 04/01/21	121
180	3.500%, 04/01/20	188
115	3.000%, 04/01/18	119
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,173
	Hawaii State, Housing Finance & Development, Single- Family Housing, Ser B, RB, GNMA/FNMA Insured
490	3.450%, 01/01/22	508
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	999
	Hawaii State, Ser A
650	5.000%, 01/01/30	774
2,100	5.000%, 01/01/31	2,488
500	5.000%, 01/01/34	584
	Hawaii State, Ser DF, GO, AMBAC Insured
90	5.000%, 07/01/15, Pre-Refunded @ 100 (A)	93

September 30, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2014

Face Amount (000)		Value (000)
Hawaii — 81.5% (continued)
$470	5.000%, 07/01/21	$484
	Hawaii State, Ser DG, GO, AMBAC Insured
1,110	5.000%, 07/01/16	1,150
	Hawaii State, Ser DI, GO, AGM Insured
800	5.000%, 03/01/16, Pre-Refunded @ 100 (A)	853
375	5.000%, 03/01/25	396
	Hawaii State, Ser DK, GO
85	5.000%, 05/01/18, Pre-Refunded @ 100 (A)	98
195	5.000%, 05/01/18	224
475	5.000%, 05/01/25	538
1,000	5.000%, 05/01/27	1,127
	Hawaii State, Ser DN, GO
200	5.250%, 08/01/25	231
	Hawaii State, Ser DO, GO
850	5.000%, 08/01/17	954
	Hawaii State, Ser DQ, GO
100	5.000%, 06/01/21	118
	Hawaii State, Ser DR, GO
1,095	5.000%, 06/01/17	1,223
1,000	5.000%, 06/01/19	1,175
505	4.250%, 06/01/19	576
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	320
225	4.500%, 11/01/19	261
	Hawaii State, Ser DY, GO
825	5.000%, 02/01/19	963
1,000	5.000%, 02/01/20	1,184
125	4.000%, 02/01/20	141
	Hawaii State, Ser DZ, GO
1,025	5.000%, 12/01/17	1,163
900	5.000%, 12/01/21	1,089
1,000	5.000%, 12/01/22	1,225
960	5.000%, 12/01/23	1,171
120	5.000%, 12/01/26	144
250	5.000%, 12/01/28	296
250	5.000%, 12/01/30	293
1,000	5.000%, 12/01/31	1,168
	Hawaii State, Ser EA, GO
225	5.000%, 12/01/20	270
935	5.000%, 12/01/21	1,131
2,950	5.000%, 12/01/22	3,613
	Hawaii State, Ser EF, GO
1,275	5.000%, 11/01/22	1,550
300	5.000%, 11/01/23	361
	Hawaii State, Ser EH, GO
1,000	5.000%, 08/01/18	1,154
300	5.000%, 08/01/20	358
200	5.000%, 08/01/24	242
	Hawaii State, AMT
1,000	5.250%, 08/01/25	1,182
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,233
100	4.000%, 07/01/18	111
400	3.000%, 07/01/17	426
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, NATL Insured
2,000	5.000%, 07/01/26	2,135
	Honolulu Hawaii City & County, Board of Water Supply, Ser B, RB, AMT, NATL Insured
1,000	5.250%, 07/01/20	1,076
1,000	5.250%, 07/01/21	1,075
325	5.000%, 07/01/15	336
50	5.000%, 07/01/16	54

September 30, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2014

Face Amount (000)		Value (000)
Hawaii — 81.5% (continued)
	Honolulu Hawaii City & County, Ser A, GO
$100	5.250%, 08/01/31	$118
1,100	5.250%, 04/01/32	1,269
680	5.000%, 11/01/21	822
500	5.000%, 11/01/22	606
1,000	5.000%, 04/01/33	1,104
950	5.000%, 11/01/33	1,097
1,000	4.250%, 08/01/32	1,074
2,000	4.000%, 11/01/19	2,266
325	4.000%, 08/01/22	363
500	4.000%, 11/01/37	522
	Honolulu Hawaii City & County, Ser A, GO, AGM Insured
60	5.000%, 07/01/19	67
1,000	5.000%, 07/01/22	1,114
	Honolulu Hawaii City & County, Ser B, GO
300	5.000%, 12/01/16	329
250	5.000%, 12/01/18	291
375	5.000%, 08/01/21	452
350	5.000%, 08/01/22	418
	Honolulu Hawaii City & County, Ser B, GO, AGM Insured
1,015	5.250%, 07/01/16	1,101
575	5.250%, 07/01/18	666
	Honolulu Hawaii City & County, Ser C, GO
200	4.750%, 09/01/18	229
	Honolulu Hawaii City & County, Ser D
200	5.250%, 09/01/23	237
	Honolulu Hawaii City & County, Ser D, GO
1,000	5.250%, 09/01/22	1,186
	Honolulu Hawaii City & County, Ser D, GO, NATL Insured
1,500	5.000%, 07/01/15, Pre-Refunded @ 100 (A)	1,554
	Honolulu Hawaii City & County, Ser F, GO, NATL Insured
1,000	5.000%, 07/01/15, Pre-Refunded @ 100 (A)	1,036
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB
635	5.000%, 07/01/20	738
1,000	5.000%, 07/01/25	1,160
100	5.000%, 07/01/31	115
1,000	5.000%, 07/01/38	1,105
	Honolulu Hawaii City & County, Wastewater System Authority, Ser Junior A-1, RB, NATL Insured
815	5.000%, 07/01/22	876
	Honolulu Hawaii City & County, Wastewater System Authority, Ser Senior A, RB, NATL Insured
1,650	5.000%, 07/01/31	1,753
	Honolulu Hawaii City & County, Wastewater System Authority, Waipahu Towers Project, Ser A, RB, AMT, GNMA Insured
175	6.900%, 06/20/35	176
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
1,000	5.000%, 07/01/20	1,190
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	300
150	5.000%, 08/01/23	178
250	4.000%, 08/01/24	276
250	3.250%, 08/01/23	261
	Kauai County, Ser A, GO, NATL Insured
3,195	5.000%, 08/01/15, Pre-Refunded @ 100 (A)	3,323
415	5.000%, 08/01/21	431
	Maui County, GO
250	5.000%, 06/01/20	297
150	5.000%, 06/01/21	179
	Maui County, GO, NATL Insured
15	5.000%, 03/01/15, Pre-Refunded @ 100 (A)	15

September 30, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2014

Face Amount (000)		Value (000)
Hawaii — 81.5% (continued)
$85	5.000%, 03/01/17	$87
205	5.000%, 03/01/24	209
	Maui County, Ser A, GO
1,000	5.000%, 07/01/19	1,109
	Maui County, Ser A, GO, AGM Insured
1,000	3.500%, 07/01/16	1,055
	Maui County, Ser A, GO, NATL Insured
1,000	4.750%, 07/01/25, Pre-Refunded @ 100 (A)	1,076
	Maui County, Ser B, GO
375	4.000%, 06/01/16	398
500	4.000%, 06/01/21	556
	Maui County, Ser B, GO, NATL Insured
500	5.000%, 07/01/16	540
	University of Hawaii, College Improvements Project, Ser A, RB, AGC Insured
1,400	5.000%, 10/01/23	1,491
	University of Hawaii, College Improvements Project, Ser A, RB, NATL Insured
200	5.000%, 07/15/19	215
150	5.000%, 07/15/22	161
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	119
	University of Hawaii, Ser A, RB, NATL Insured
975	5.000%, 07/15/21	1,047
2,000	4.500%, 07/15/23	2,126
	University of Hawaii, Ser A-2, RB
1,030	4.000%, 10/01/18	1,141

		126,401

Indiana — 0.1%
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
90	4.100%, 06/01/27	94

Kansas — 0.4%
	Sedgwick County, Unified School District No. 260 Derby, GO
500	5.000%, 10/01/29	578

Kentucky — 0.4%
	Kentucky Asset Liability Commission, Ser A-, RB
575	5.000%, 09/01/21	672

Maine — 0.5%
	Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	822

Maryland — 0.8%
	Baltimore, Ser B, RB
500	5.000%, 07/01/27	594
	Maryland State, GO
575	5.000%, 03/01/22	676

		1,270

Massachusetts — 0.5%
	Massachusetts Bay, Transportation Authority, Ser A, RB
600	5.250%, 07/01/29	766

September 30, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2014

Face Amount (000)		Value (000)

Nebraska — 0.1%
	Omaha, GO
$100	5.250%, 10/15/19	$116

New Jersey — 0.4%
	New Jersey Transportation Trust Fund Authority, Ser A
500	5.500%, 06/15/41	555

New York — 2.0%
	Metropolitan Transportation Authority, Ser A, RB
1,000	4.000%, 11/15/20	1,126
	New York City Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,124
	New York, New York, Ser H, GO
500	5.000%, 08/01/20	591
	New York, New York, Ser J, GO
275	5.000%, 08/01/33	317

		3,158

North Carolina — 0.5%
	Charlotte, Ser E
725	5.000%, 06/01/34	800

Ohio — 0.9%
	Akron
1,000	5.000%, 12/01/33	1,128
	Ohio State, Ser B
300	5.000%, 08/01/22	364

		1,492

Oklahoma — 0.1%
	Oklahoma City Water Utilities Trust, RB
125	5.000%, 07/01/40	139

Oregon — 0.2%
	Oregon State, Facilities Authority, Providence Health Services, RB
225	5.000%, 10/01/19	265

South Carolina — 0.4%
	Sumter South Carolina, Waterworks & Sewer Improvement Systems, RB, XLCA Insured
500	5.000%, 12/01/21	558

Texas — 2.1%
	Arlington Higher Education Finance
750	5.000%, 08/15/27	893
	Dallas Area Rapid Transit, RB
500	5.000%, 12/01/36	561
	Midland County, Fresh Water Supply District No. 1, Ser A, RB (B)
1,000	5.250%, 09/15/37 (B)	350
	North East Independent School District, GO
275	5.250%, 02/01/28	351
	Port of Houston Authority, Ser D-1, GO
1,000	5.000%, 10/01/35	1,151

		3,306

Utah — 0.2%
	Central Utah Water Conservancy District, Ser B, GO
200	5.250%, 04/01/23	238

September 30, 2014	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2014

Face Amount (000)/Shares		Value (000)

Washington — 1.7%
	Port of Seattle Washington, Ser A, RB
$750	5.000%, 08/01/26	$876
	Snohomish County, School District No. 306 Lakewood
1,000	5.000%, 12/01/26	1,201
	Washington State, Ser R-2015, GO
450	5.000%, 07/01/20	536

		2,613

TOTAL MUNICIPAL BONDS (Cost $147,536)		153,281

SHORT-TERM INVESTMENT (C) — 0.9%
	Dreyfus Tax-Exempt Cash Management Fund, Institutional
1,371,410	Shares, 0.000% (Cost $1,371)	1,371

TOTAL INVESTMENTS (Cost $148,907†) — 99.8%		$154,652

Percentages are based on Net Assets of $154,954(000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	The rate reported is the 7-day effective yield as of September 30, 2014.

†	At September 30, 2014, the tax basis cost of the Fund’s investments was $148,907 and the unrealized appreciation and depreciation were $5,954 and $(209) respectively.

Cost figures are shown in thousands.

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax

BHAC — Berkshire Hathaway Assurance Corporation

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

XLCA — XL Capital

The following is a list of the inputs used as of September 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$153,281	$—	$153,281
Short-Term Investment	1,371	—	—	1,371

Total Investments in Securities	$1,371	$153,281	$—	$154,652

For the period ended September 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

September 30, 2014	www.bishopstreetfunds.com

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*

/s/ Michael Beattie
Michael Beattie, President

Date: November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Michael Beattie
Michael Beattie, President

Date: November 21, 2014

By (Signature and Title)*

/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: November 21, 2014